STOCK OPTIONS AND WARRANTS (Schedule of Stock Option and Warrant Activity) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Number of Awards
Outstanding, beginning balance	1,989,000	393,000	40,000
Granted	664,000	1,636,000	353,000
Exercised	500,000	40,000
Forfeited and cancelled
Outstanding, ending balance	2,153,000	1,989,000	393,000	40,000
Weighted Average Remaining Life	4 years 5 months 19 days	4 years 2 months 8 days	4 years 2 months 12 days	1 year 11 months 16 days
Weighted Average Exercise Price
Outstanding, beginning balance	$ 0.17	$ 0.12	$ 0.25
Granted	$ 0.60	$ 0.19	$ 0.10
Exercised	$ 0.15	$ 0.25
Forfeited and cancelled
Outstanding, ending balance	$ 0.31	$ 0.17	$ 0.12	$ 0.25
Aggregate Intrinsic Value	$ 1,165,770	$ 701,345
Warrant [Member]
Number of Awards
Outstanding, beginning balance	1,528,000
Granted	4,550,000
Exercised	300,000
Forfeited and cancelled
Outstanding, ending balance	5,778,000	1,528,000
Weighted Average Remaining Life	3 years 2 months 1 day	2 years 6 months 4 days
Weighted Average Exercise Price
Outstanding, beginning balance	$ 0.14
Granted	$ 1.00
Exercised	$ 0.29
Forfeited and cancelled
Outstanding, ending balance	$ 0.81	$ 0.14
Aggregate Intrinsic Value	929,780	590,680
Warrants [Member]
Number of Awards
Outstanding, beginning balance		7,193,269	4,875,611
Granted		200,000	3,250,000
Exercised		2,422,000	62,500
Forfeited and cancelled		3,443,269	869,842
Outstanding, ending balance		1,528,000	7,193,269	4,875,611
Weighted Average Remaining Life		2 years 6 months 4 days	2 years 10 months 28 days	2 years 7 days
Weighted Average Exercise Price
Outstanding, beginning balance		$ 0.15	$ 0.27
Granted		$ 0.28	$ 0.098
Exercised		$ 0.09	$ 0.05
Forfeited and cancelled		$ 0.21	$ 0.61
Outstanding, ending balance		$ 0.14	$ 0.15	$ 0.27
Aggregate Intrinsic Value		$ 590,680	$ 57,500